Net (Loss) Income Per Share	6 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Net Income (Loss) Per Share	NET INCOME (LOSS) PER SHAREThe Company calculates net income per share as defined by ASC Topic 260, “Earnings per Share”. Basic net income per share (“Basic EPS”) is computed by dividing net income attributable to common shareholders by the weighted-average common stock outstanding during the respective period. Net income attributable to common shareholders is computed by deducting both the dividends declared in the period on preferred stock and the dividends accumulated for the period on cumulative preferred stock from net income. Diluted net income per share (“Diluted EPS”) is computed by dividing net income attributable to common and common equivalent shareholders by the total of the weighted-average common stock outstanding and common equivalent shares outstanding during the respective period. For the purpose of calculating the Company’s Diluted EPS, common equivalent shares outstanding include the conversion of the preferred stock on an 8:1 ratio, as the rights and privileges dictate as such, common shares issuable upon the exercise of outstanding employee stock options, and common shares issuable upon the conclusion of each ESPP offering period. The number of common equivalent shares outstanding has been determined in accordance with the if-converted method for the preferred stock and the treasury stock method for employee stock options and common stock issuable pursuant to the ESPP to the extent they are dilutive. Under the treasury stock method, the exercise price paid by the option holder and future share-based compensation expense that the
Company has not yet recognized are assumed to be used to repurchase shares. The following table sets forth the computation of net income (loss) per share for the periods presented:

	Three Months Ended December 31,		Six Months Ended December 31,
(in thousands, except per share amounts)	2020	2019	2020	2019
Basic:
Numerator:
Net income	$90,416	$39,070	$91,253	$37,382
Less: dividends declared on Series A, B, C & D preferred stock	—	(86,302)	—	(86,302)
Less: cumulative dividends on Series D preferred stock	—	(3,024)	—	(6,049)
Net income (loss) attributable to common shareholders	90,416	(50,256)	91,253	(54,969)
Denominator:
Weighted-average common stock outstanding	162,645	90,374	162,546	88,945
Net income (loss) per share—basic:	$0.56	$(0.56)	$0.56	$(0.62)
Diluted:
Numerator:
Net income (loss) attributable to common shareholders	$90,416	$(50,256)	$91,253	$(54,969)
Add: dividends declared on Series A, B & C preferred stock(1)	—	—	—	—
Add: dividends declared on Series D preferred stock(1)	—	—	—	—
Add: cumulative dividends on Series D preferred stock(1)	—	—	—	—
Net income (loss) attributable to common and common equivalent shareholders	90,416	(50,256)	91,253	(54,969)
Denominator:
Weighted-average common stock outstanding	162,645	90,374	162,546	88,945
Series A, B & C preferred stock outstanding(1)	—	—	—	—
Series D preferred stock outstanding(1)	—	—	—	—
Stock options outstanding to purchase shares of common stock(1)	2,918	—	2,831	—
Total common and common equivalent shares outstanding	165,563	90,374	165,377	88,945
Net income (loss) per share—diluted:	$0.55	$(0.56)	$0.55	$(0.62)
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(1)Excluded from the computation of net loss per share-diluted for the three and six months ended December 31, 2019, because the effect would have been anti-dilutive.
The number of outstanding anti-dilutive shares that were excluded from the computation of diluted net income (loss) per share consisted of the following for the periods presented:

	Three Months Ended December 31,		Six Months Ended December 31,
(in thousands)	2020	2019	2020	2019
Series A, B & C preferred stock outstanding	—	12,071	—	12,071
Series D preferred stock outstanding	—	32,000	—	32,000
Stock options outstanding to purchase shares of common stock	—	3,845	—	4,908
Total	—	47,916	—	48,979
NET (LOSS) INCOME PER SHAREThe Company calculates net income per share as defined by ASC Topic 260, “Earnings per Share”. Basic net income per share (“Basic EPS”) is computed by dividing net income attributable to common shareholders by the weighted-average common stock outstanding during the respective period. Net income attributable to common shareholders is computed by deducting both the dividends declared in the period on preferred stock and the dividends accumulated for the period on cumulative preferred stock from net income. Diluted net income per share (“Diluted EPS”) is computed by dividing net income attributable to common and common equivalent shareholders by the total of the weighted-average common stock outstanding and common equivalent shares outstanding during the respective period. For the purpose of calculating the Company’s Diluted EPS, common equivalent shares outstanding include the conversion of the preferred stock on an 8:1 ratio, as the rights and privileges dictate as such and common shares issuable upon the exercise of outstanding employee stock options. The number of common equivalent shares outstanding has been determined in accordance with the if-converted method for the preferred stock and the treasury stock method for employee stock options to the extent they are dilutive. Under the treasury stock method, the exercise price paid by the option holder and future share-based compensation expense that the Company has not yet recognized are assumed to be used to repurchase shares.
The following table sets forth the computation of net (loss) income per share for the years ended June 30:

(in thousands, except per share amounts)	2020	2019	2018
Basic:
Numerator:
Net income	$81,147	$72,579	$34,899
Less: dividends declared on Series A, B, C & D preferred stock	(86,302)	(661)	(661)
Less: cumulative dividends on Series D preferred stock	(10,849)	(12,000)	(12,000)
Net (loss) income attributable to common shareholders	(16,004)	59,918	22,238
Denominator:
Weighted-average common stock outstanding	97,496	85,378	81,314
Net (loss) income per share—basic:	$(0.16)	$0.70	$0.27
Diluted:
Numerator:
Net (loss) income attributable to common shareholders	$(16,004)	$59,918	$22,238
Add: dividends declared on Series A, B & C preferred stock(2)	—	181	181
Add: dividends declared on Series D preferred stock(1)(2)	—	480	—
Add: cumulative dividends on Series D preferred stock(1)(2)	—	12,000	—
Net (loss) income attributable to common and common equivalent shareholders	(16,004)	72,579	22,419
Denominator:
Weighted-average common stock outstanding	97,496	85,378	81,314
Series A, B & C preferred stock outstanding(2)	—	12,071	12,071
Series D preferred stock outstanding(1)(2)	—	32,000	—
Stock options outstanding to purchase shares of common stock(2)	—	3,042	3,036
Total common and common equivalent shares outstanding	97,496	132,491	96,421
Net (loss) income per share—diluted:	$(0.16)	$0.55	$0.23
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(1)Excluded from the computation of net income per share-diluted for the years ended June 30, 2018 because the effect would have been anti-dilutive.
(2)Excluded from the computation of net income per share-diluted for the years ended June 30, 2020 because the effect would have been anti-dilutive.
The number of outstanding anti-dilutive shares that were excluded from the computation of diluted net loss per share consisted of the following as of June 30:

(in thousands)	2020	2019	2018
Series A, B & C preferred stock outstanding	10,871	—	—
Series D preferred stock outstanding	28,817	—	32,000
Series E preferred stock outstanding	694	—	—
Stock options outstanding to purchase shares of common stock	4,161	—	—
Total	44,543	—	32,000